Securities Act Registration No. 333-112044 Investment Company Act Registration No. 811-21489

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 13	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 14	[X]

AVIEMORE FUNDS
(Exact Name of Registrant as Specified in Charter)

20 Phelps Road
Old Chatham, New York	12136
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (518) 392-5880

     Paul Michael Frank
Aviemore Funds
20 Phelps Road
Old Chatham, NY 12136
(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	on 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Old Chatham, State of New York, on the 14th day of September, 2011.

AVIEMORE FUNDS

By: /s/ Paul Michael Frank Paul Michael Frank, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Paul Michael Frank		9/14/2011
Paul Michael Frank	Trustee, President
Treasurer/Chief Financial Officer

Sharyn Finkelstein*	Trustee

Sophie DeVennish Sisler*	Trustee

* By: /s/ Paul Michael Frank
Paul Michael Frank, Attorney-In-Fact
Date: September 14, 2011

EXHIBIT INDEX
Index No.	Description of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase